FRONTEGRA TOTAL RETURN BOND FUND

SEMI-ANNUAL REPORT (UNAUDITED)

APRIL 30, 1997



FRONTEGRA TOTAL RETURN BOND FUND
Schedule of Investments
April 30, 1997 (Unaudited)


   Principal
      Amount                                                               Value
   ---------                                                               -----

               ASSET-BACKED SECURITIES                      20.46%

    $150,000   Charming Shoppes, Inc. Master Trust, 7.00%, 4/15/99     $ 149,974
     145,017   Green Tree Recreational, 96-A-A1, 5.55%, 2/15/18          139,559
     250,000   Green Tree, 95-7-A5, 6.95%, 11/25/26                      243,015
     200,000   Green Tree, 95-9-193, 6.20%, 1/15/27                      196,526
     200,000   Green Tree Financial Corp., 7.70%, 10/15/27               198,089
     231,644   J.P. Morgan Commercial Mortgage
                 Finance Corp., 6.47%, 3/25/05                           224,798
     250,000   Lehman FHA Title I Loan Trust, 7.11%, 10/25/09            250,030
     134,773   Mego Mortgage FHA Title I Loan Trust,
                 7.275%, 2/25/18                                         133,937
     350,000   Prudential Home Mortgage Securities,
                 7.00%, 2/25/00                                          349,108
     272,098   Resolution Trust Corp., 6.92%, 5/25/19                    264,757
     185,049   Resolution Trust Corp., 9.00%, 9/25/28                    190,308
     250,000   Security Pacific Acceptance Corp., 7.45%, 9/15/12         252,179
     200,000   Structured Asset Securities Corp., 5.94%, 2/25/28         193,614
     150,000   World Financial Network Credit Card
                 Master Trust, 6.95%, 5/15/06                            150,724
                                                                       ---------

               Total Asset-Backed Securities
               (cost $3,007,266)                                       2,936,618
                                                                       ---------


               CORPORATE BONDS                              22.20%

               AIRLINE                                       3.06%
     400,000   Delta Air Lines, Inc., 9.75%, 6/1/03                      439,000
                                                                       ---------

               COMMUNICATIONS                                1.38%
     200,000   Tele-Communications, Inc., 6.58%, 2/15/06                 198,742
                                                                       ---------

               DIVERSIFIED                                   1.39%
     200,000   Philip Morris Cos., Inc., 6.95%, 6/1/06                   199,250
                                                                       ---------


See notes to financial statements.


   Principal
      Amount                                                               Value
   ---------                                                               -----

               CORPORATE BONDS (continued)                  22.20%

               MUNICIPAL                                     1.02%
    $150,000   Province of Quebec, 5.67%, 2/27/26                      $ 147,029
                                                                       ---------


               OIL & GAS                                     2.42%
     200,000   PDV America, Inc., 7.875%, 8/1/03                         197,500

     150,000   Transcontinental Gas Pipe Line Corp.,
                 7.08%, 7/15/26                                          150,563
                                                                       ---------
                                                                         348,063
                                                                       ---------

               PUBLISHING                                    2.25%
     300,000   News America Holdings, Inc., 8.50%,
                 2/23/25                                                 322,500
                                                                       ---------

               SERVICES                                      2.42%
     199,198   Federal Express Corp., 7.85%, 1/30/15                     200,941

     150,000   Federal Express Corp., 7.84%, 1/30/18                     146,812
                                                                       ---------
                                                                         347,753
                                                                       ---------

               TELEPHONE                                     1.42%
     200,000   MCI Communications Corp., 7.125%, 6/15/27                 204,000
                                                                       ---------


               UTILITIES                                     5.77%
     150,000   Commonwealth Edison Co., MBIA, 8.25%, 10/1/06             159,375
     200,000   Hydro-Quebec, 8.05%, 7/7/24                               212,750
     200,000   North Atlantic Energy Corp., 9.05%, 6/1/02                198,750
     250,000   Sithe/Independence Funding, 8.50%, 6/30/07                257,812
                                                                       ---------
                                                                         828,687
                                                                       ---------

               WASTE MANAGEMENT                              1.06%
     150,000   WMX Technologies, Inc., 7.10%, 8/1/26                     151,500
                                                                       ---------

               Total Corporate Bonds
               (cost $3,250,379)                                       3,186,524
                                                                       ---------


See notes to financial statements.


   Principal
      Amount                                                               Value
   ---------                                                               -----

               U.S. GOVERNMENT AGENCIES                     13.56%
    $515,000   FHLMC - GNMA, Series 20H, 5.50%, 10/25/23                $424,165
     350,000   FHLMC - GNMA, Series 20L, 5.50%, 10/25/23                 272,690
     246,951   FNMA, Pool 73339, 6.18%, 1/1/03                           239,774
     292,285   FNMA, Pool 160098, 7.91%, 3/1/04                          297,765
     225,000   FNMA, Series 91-26G, 8.00%, 4/25/06                       229,080
      85,000   FNMA, Series 94-3PL, 5.50%, 1/25/24                        70,090
     100,710   GNMA, Pool 36629, 9.50%, 10/15/09                         108,389
     292,425   GNMHB, Pool 331001, 8.25%, 7/15/07                        304,396
                                                                       ---------

               Total U.S. Government Agencies
               (cost $1,978,193)                                       1,946,349
                                                                       ---------


               U.S. TREASURY OBLIGATIONS                    39.50%

               U.S. TREASURY BONDS                          13.64%
     425,000   7.50%, 11/15/16                                           445,298
   1,670,000   6.25%, 8/15/23                                          1,511,717
                                                                       ---------
                                                                       1,957,015
                                                                       ---------

               U.S. TREASURY NOTES                          25.86%
     150,000   5.875%, 1/31/99                                           149,162
   1,000,000   6.625%, 7/31/01                                         1,003,080
   1,480,000   5.75%, 8/15/03                                          1,413,533
     215,000   6.50%, 8/15/05                                            211,734
     950,000   6.50%, 10/15/06                                           933,603
                                                                       ---------
                                                                       3,711,112
                                                                       ---------
               Total U.S. Treasury Obligations
               (cost $5,794,026)                                       5,668,127
                                                                       ---------


               SHORT-TERM INVESTMENTS                        3.88%

     556,902   UMB Bank Money Market Fiduciary                           556,902
                                                                       ---------

               Total Short-term Investments
               (cost $556,902)                                           556,902
                                                                       ---------

               Total Investments                            99.61%
               (cost $14,586,766)                                     14,294,520


               Cash and Other Assets,
                 less Liabilities                            0.39%        55,663
                                                                       ---------


               NET ASSETS                                  100.00%   $14,350,183
                                                                     ===========

See notes to financial statements.



FRONTEGRA TOTAL RETURN BOND FUND
Statement of Assets and Liabilities
April 30, 1997 (Unaudited)


ASSETS:
Investments at value (cost $14,586,766)                            $14,294,520
Interest receivable                                                    180,482
Receivable for investments sold                                         95,372
Receivable from adviser                                                 66,242
Deferred organization costs                                             39,651
Other assets                                                             8,577
                                                                   -----------

Total Assets                                                        14,684,844
                                                                   -----------

LIABILITIES:
Payable for investments purchased                                      202,551
Accrued expenses                                                        35,486
Accrued investment advisory fee                                         22,999
Payable to adviser - expenses                                           73,625
                                                                   -----------
Total Liabilities                                                      334,661
                                                                   -----------
NET ASSETS                                                         $14,350,183
                                                                   ===========


NET ASSETS CONSIST OF:
Capital stock                                                      $14,640,638
Undistributed net investment income                                     77,278
Accumulated net realized loss on investments                           (75,487)
Net unrealized depreciation on investments                            (292,246)
                                                                   -----------
NET ASSETS                                                         $14,350,183
                                                                   ===========

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                                         100,000,000
Issued and outstanding                                                 488,318

NET ASSET VALUE, REDEMPTION PRICE
  AND OFFERING PRICE PER SHARE                                          $29.39
                                                                        ======


See notes to financial statements.





FRONTEGRA TOTAL RETURN BOND FUND
Statement of Operations
For the Period Ended April 30, 1997 <F1> (Unaudited)



INVESTMENT INCOME:
Interest                                                              $381,821
                                                                      --------
                                                                       381,821
                                                                      --------
EXPENSES:
Fund administration and accounting fees                                 27,959
Investment advisory fees                                                22,999
Federal and state registration fees                                      8,276
Legal fees                                                               6,927
Shareholder servicing                                                    6,374
Custody fees                                                             4,399
Reports to shareholders                                                  4,156
Amortization of organizational costs                                     3,728
Insurance                                                                3,336
Pricing                                                                  3,084
Audit fees                                                               2,540
Director's fees and expenses                                               923
Other                                                                      289
                                                                      --------

Total expenses before waiver and reimbursements                         94,990
Waiver and reimbursements of expenses by adviser                       (66,241)
                                                                      --------

Net expenses                                                            28,749
                                                                      --------

NET INVESTMENT INCOME                                                  353,072
                                                                      --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments                                       (75,487)
Change in unrealized appreciation/depreciation on investments         (292,246)
                                                                      --------

Net loss on investments                                               (367,733)
                                                                      --------

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     ($14,661)
                                                                      ========
<F1> Commenced operations on November 25, 1996



See notes to financial statements.





FRONTEGRA TOTAL RETURN BOND FUND
Statement of Changes in Net Assets
For the Period Ended April 30, 1997 <F2> (Unaudited)



OPERATIONS:
Net investment income                                               $  353,072
Net realized loss on investments                                       (75,487)
Change in unrealized depreciation on investments                      (292,246)
                                                                    ----------
Net decrease in net assets resulting from operations                   (14,661)
                                                                    ----------


DISTRIBUTIONS PAID FROM:
Net investment income                                                 (275,794)
                                                                    ----------
Net decrease in net assets resulting from distributions paid          (275,794)
                                                                    ----------


CAPITAL SHARE TRANSACTIONS:
Shares sold                                                         14,270,223
Shares issued to holders in reinvestment of distributions              270,415
Shares redeemed                                                              -
                                                                    ----------
Net increase in net assets resulting from
  capital share transactions                                        14,540,638
                                                                    ----------


TOTAL INCREASE IN NET ASSETS                                        14,250,183


NET ASSETS:
Beginning of period                                                    100,000
                                                                   -----------
End of period                                                      $14,350,183
                                                                   ===========

<F2> Commenced operations on November 25, 1996



See notes to financial statements.




FRONTEGRA TOTAL RETURN BOND FUND
Financial Highlights
For the Period Ended April 30, 1997 <F3> (Unaudited)


NET ASSET VALUE, BEGINNING OF PERIOD
                                                                       $ 30.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                     0.74
Net realized and unrealized loss on investments                          (0.77)
                                                                       -------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                  (0.03)
                                                                       -------

LESS DISTRIBUTIONS:
From net investment income                                               (0.58)
                                                                       -------
TOTAL DISTRIBUTIONS                                                      (0.58)
                                                                       -------


NET ASSET VALUE, END OF PERIOD                                          $29.39
                                                                       =======

TOTAL RETURN <F4>                                                      (-0.07%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)                               $14,350
Ratio of expenses to average net assets <F5><F6>                         0.50%
Ratio of net investment income to average net assets <F5><F6>            6.18%
Portfolio turnover rate <F4>                                               47%

<F3> Commenced operations on November 25, 1996
<F4> Not annualized
<F5> Net of waivers and reimbursements by Frontegra. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.66% and the ratio of net investment income to average net assets would have been 5.02% for the period November 25, 1996 to April 30, 1997.
<F6> Annualized



See notes to financial statements.



Frontegra Total Return Bond Fund
Notes to Financial Statements (Unaudited)
April 30, 1997


(1)  Organization
     ------------
     Frontegra Funds, Inc. ("Frontegra") was incorporated on May 24, 1996 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series which has commenced operations is the Total Return Bond Fund (the
     "Fund"). The Fund issued and sold 3,333 shares of common stock ("initial shares") of which 1,667 shares were sold to Frontegra Asset Management, Inc. (the "Adviser") and 1,666 shares were sold to Reams Asset Management Company, LLC (the "Sub-Adviser") at $30 per share on September 30, 1996. The Fund commenced operations on November 25, 1996. Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the Adviser or Sub-Adviser are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

(2)  Significant Accounting Policies
     -------------------------------
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (a)  Investment Valuation

          Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Sub-Adviser pursuant to guidelines established by the Board of Directors.

     (b)  Federal Income and Excise Taxes

          The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (c)  Distributions to Shareholders

          Dividends from net investment income are usually declared and paid quarterly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (d)  Other

          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


 (3) Investment Adviser
     ------------------
     The Fund has an agreement with the Adviser with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 0.40% of the Fund's average daily net assets. The Adviser has agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.50% of the Fund's average daily net assets for the Fund's first twelve months of operations.


(4)  Sub-Adviser
     -----------
     The Adviser has entered into an agreement with the Sub-Adviser to serve as the Fund's portfolio manager, subject to the Adviser's supervision. Under the terms of the agreement, the Sub-Adviser is compensated by the Adviser at 0.20% of average daily net assets of the Fund. For initial investments of over $15 million, the Adviser will compensate the Sub-Adviser an extra 0.10% on the average daily net assets of such investments (excluding defined contribution or 401(k) investments).


(5)  Capital Share Transactions
     --------------------------
     Transactions in shares of the Fund were as follows:

                                      Period Ended
                                     April 30, 1997 <F7>
                                     --------------
Shares sold                               475,691
Shares issued to holders in
     reinvestment of distributions          9,294
Shares redeemed                                 -
                                         --------
                                          484,985

<F7> Commenced operations on November 25, 1996


(6)  Investment Transactions
     -----------------------
     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Fund for the period November 25, 1996 to April 30, 1997, are summarized below:


     Purchases      $9,585,925
     Sales          $1,315,873


     Purchases and sales of U.S. government securities were $10,520,143 and $4,679,985, respectively.

     At April 30, 1997, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $14,607,885 were as follows:

     Appreciation                       $  22,822
     Depreciation                        (336,187)
                                          -------
     Net depreciation on investments    $(313,365)
                                          =======



This financial statement is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.